Shareholder Fees - Retail - Vanguard California Intermediate-Term Tax-Exempt Fund	Mar. 29, 2021 USD ($)
Investor Shares
Shareholder Fees:
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Account Service Fee Per Year (for certain fund account balances below $10,000)	$ 20
Admiral Shares
Shareholder Fees:
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Account Service Fee Per Year (for certain fund account balances below $10,000)	$ 20